Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments [Member]
Summary of Balance Sheets

Summary Balance Sheets

	December. 31, 2015	December. 31, 2014
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310
Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Condensed Statements of Income	Summary Statements of Income

	Years Ended December. 31,
	2015	2014
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$354	348

Net income	$354	348

Summary Statements of Stockholders' Equity

Summary Statements of Stockholder’s Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder’s Equity
Beginning balances, January 1, 2015	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	354	354
Dividends:
Trust preferred securities	—	—	(343)	(343)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2015	$10,000	310	—	10,310

HopFed [Member]
Summary of Balance Sheets

Condensed Balance Sheets:
	2015	2014
Assets:
Cash and due from banks	$2,087	2,932
Investment in subsidiary	95,804	106,088
Prepaid expenses and other assets	490	534

Total assets	$98,381	109,554

Liabilities and equity
Liabilities
Unrealized loss on derivative	$—	390
Dividends payable - common	287	301
Interest payable	89	87
Other liabilities	65	64
Subordinated debentures	10,310	10,310

Total liabilities	10,751	11,152

Equity:
Preferred stock	—	—
Common stock	79	79
Additional paid-in capital	58,604	58,466
Retained earnings	47,124	45,729
Treasury stock- common stock	(13,471)	(9,429)
Unearned ESOP shares	(7,180)	—
Accumulated other comprehensive income	2,474	3,557

Total equity	87,630	98,402

Total liabilities and equity	$98,381	109,554

Summary of Condensed Statements of Income

Condensed Statements of Income:

	2015	2014	2013
Interest and dividend income:
Dividend income from subsidiary Bank	$12,100	2,600	5,500

Total interest and dividend income	12,100	2,600	5,500

Interest expense	740	737	733
Non-interest expenses	541	546	684

Total expenses	1,281	1,283	1,417

Income before income taxes and equity in undistributed earnings of subsidiary	10,819	1,317	4,083
Income tax benefits	(529)	(459)	(496)

Income before equity in undistributed earnings of subsidiary	11,348	1,776	4,579
Equity in (distribution in excess of) earnings of subsidiary	(8,944)	423	(817)

Income available to common shareholders	$2,404	2,199	3,762